First Quarter Report
October 31, 2023 (Unaudited)
Columbia Minnesota Tax-Exempt Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund, October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.3%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	2,955,778
Subordinated Series 2019A
01/01/2049	5.000%	2,095,000	2,042,320
Minneapolis-St. Paul Metropolitan Airports Commission(a)
Refunding Revenue Bonds
Subordinated Series 2019B
01/01/2049	5.000%	5,000,000	4,655,061
Subordinated Series 2022B
01/01/2047	5.000%	2,100,000	1,966,836
Total			11,619,995
Assisted Living 0.4%
St. Cloud Housing & Redevelopment Authority(b)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	3,000,000	2,232,545
Charter Schools 8.5%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	1,215,000	1,120,852
07/01/2047	4.250%	1,000,000	716,705
07/01/2052	4.375%	2,255,000	1,581,897
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	1,000,000	914,601
07/01/2045	5.000%	2,070,000	1,739,064
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2050	5.500%	1,500,000	1,314,428
Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2017
10/01/2049	5.000%	1,700,000	1,307,463
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	1,000,000	900,798
08/01/2050	5.375%	3,600,000	3,057,025
City of Independence
Revenue Bonds
Global Academy Charter Schools
Series 2021A
07/01/2041	4.000%	1,500,000	1,116,558
Global Academy Project
Series 2021A
07/01/2051	4.000%	1,400,000	938,568
07/01/2056	4.000%	1,080,000	700,343
Paladin Career & Technical High School
Series 2021
06/01/2056	4.000%	2,305,000	1,386,541
City of Minneapolis(c)
Revenue Bonds
Friendship Academy of the Arts
Series 2019
12/01/2052	5.250%	2,000,000	1,545,266
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2051	4.000%	3,585,000	2,376,697
07/01/2056	4.000%	1,170,000	744,523
Northeast College Prep Project
Series 2020A
07/01/2040	5.000%	435,000	358,352
07/01/2055	5.000%	1,410,000	1,033,094
City of Ramsey
Refunding Revenue Bonds
Pact Charter School Project
Series 2022A
06/01/2032	5.000%	3,000,000	2,853,034
City of Savage
Revenue Bonds
Aspen Academy
Series 2016A
10/01/2031	4.750%	1,000,000	907,996
City of Spring Lake Park
Revenue Bonds
Academy for Higher Learning Project
Series 2019
06/15/2049	5.000%	2,000,000	1,636,507
06/15/2054	5.000%	1,000,000	800,597
2	Columbia Minnesota Tax-Exempt Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Woodbury
Refunding Revenue Bonds
Charter School Lease
Series 2020
12/01/2040	4.000%	400,000	310,797
12/01/2050	4.000%	550,000	383,104
Revenue Bonds
Woodbury Leadership Project
Series 2021
07/01/2056	4.000%	1,725,000	1,072,808
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Higher Ground Academy Project
Series 2023
12/01/2057	5.500%	2,000,000	1,789,350
Hmong College Prep Academy Project
Series 2020
09/01/2055	5.000%	1,750,000	1,381,683
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	1,000,000	801,564
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	807,199
09/01/2047	4.125%	1,400,000	989,221
Series 2021
09/01/2026	2.000%	220,000	199,579
09/01/2031	4.000%	350,000	315,694
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	200,000	184,068
03/01/2043	4.625%	1,000,000	768,766
Housing & Redevelopment Authority of The City of St. Paul(c)
Revenue Bonds
Minnesota Math & Science Academy
Series 2021
06/01/2041	4.000%	1,120,000	795,660
06/01/2056	4.000%	1,080,000	656,045
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	556,326
08/01/2046	4.250%	2,935,000	2,134,518
Total			42,197,291
Health Services 0.3%
City of Center City
Refunding Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2019
11/01/2041	4.000%	1,000,000	817,067
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2014
11/01/2044	5.000%	500,000	465,561
Total			1,282,628
Higher Education 8.0%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/2034	5.000%	1,155,000	1,161,221
12/01/2040	5.000%	1,350,000	1,299,940
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	457,674
03/01/2039	4.000%	500,000	440,117
03/01/2040	4.000%	1,000,000	872,908
03/01/2047	4.000%	2,500,000	2,066,037
College of St. Scholastica
Series 2019
12/01/2040	4.000%	1,200,000	958,523
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	2,526,472
Macalester College
Series 2017
03/01/2029	5.000%	150,000	155,664
03/01/2030	5.000%	175,000	181,760
03/01/2042	4.000%	900,000	777,183
03/01/2048	4.000%	600,000	491,752
Series 2021
03/01/2040	3.000%	365,000	271,323
03/01/2043	3.000%	325,000	227,705
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	504,393
10/01/2038	4.000%	920,000	786,825
10/01/2045	5.000%	2,500,000	2,263,414
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	749,999
12/01/2032	5.000%	1,000,000	1,013,313
Series 2016-8N
10/01/2034	4.000%	1,500,000	1,429,808
10/01/2035	4.000%	500,000	470,557
University of St. Thomas
Series 2016-8-L
04/01/2035	5.000%	750,000	763,054
04/01/2039	4.000%	2,000,000	1,717,525

Columbia Minnesota Tax-Exempt Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017A
10/01/2035	4.000%	800,000	738,990
10/01/2037	4.000%	750,000	658,135
Revenue Bonds
Carleton College
Series 2023
03/01/2053	5.000%	2,670,000	2,692,925
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	796,118
College of St. Scholastica
Series 2012
12/01/2027	4.250%	350,000	341,162
12/01/2032	4.000%	350,000	319,164
St. Catherine University
Series 2023
10/01/2052	5.000%	1,415,000	1,235,843
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	373,721
10/01/2032	5.000%	645,000	651,556
10/01/2033	5.000%	350,000	353,685
10/01/2034	5.000%	380,000	384,397
University of St. Thomas
Series 2019
10/01/2044	4.000%	2,750,000	2,236,376
Series 2022B
10/01/2052	5.000%	7,895,000	7,414,866
Total			39,784,105
Hospital 22.2%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	357,913
05/01/2051	5.000%	1,500,000	1,014,768
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2024	4.000%	745,000	741,823
04/01/2026	4.000%	500,000	481,514
04/01/2031	4.000%	1,450,000	1,340,371
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	10,500,000	8,931,819
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,000,978
09/01/2035	4.000%	1,500,000	1,292,955
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2034	5.000%	4,000,000	3,891,010
11/15/2044	5.000%	6,475,000	5,999,231
Revenue Bonds
Allina Health System
Series 2023B (Mandatory Put 11/15/30)
11/15/2053	5.000%	3,500,000	3,621,444
Fairview Health Services
Series 2018A
11/15/2037	4.000%	7,000,000	6,004,508
11/15/2038	4.000%	1,130,000	954,189
11/15/2048	4.000%	2,000,000	1,514,653
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,548,675
04/01/2041	5.000%	675,000	632,719
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2016B
11/15/2036	5.000%	5,500,000	5,957,442
Series 2022
11/15/2057	5.000%	13,000,000	13,196,735
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	969,180
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2016A
05/01/2028	5.000%	1,745,000	1,771,737
05/01/2037	4.000%	3,175,000	2,819,412
05/01/2046	5.000%	3,875,000	3,756,118
Series 2019
05/01/2048	5.000%	5,000,000	4,853,450
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2037	4.000%	7,660,000	6,520,783

4	Columbia Minnesota Tax-Exempt Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	4.250%	3,000,000	2,608,636
02/15/2043	5.000%	1,615,000	1,522,191
02/15/2048	4.250%	1,000,000	824,975
02/15/2048	5.000%	1,300,000	1,182,219
02/15/2058	5.000%	6,000,000	5,369,750
St. Luke Hospital of Duluth
Series 2022
06/15/2037	4.000%	350,000	293,612
06/15/2038	4.000%	375,000	305,895
06/15/2039	4.000%	225,000	180,611
Revenue Bonds
St. Luke’s Hospital
Series 2022
06/15/2052	5.250%	2,420,000	2,115,550
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2036	4.000%	1,200,000	1,041,494
11/15/2037	4.000%	600,000	513,086
11/15/2043	4.000%	3,000,000	2,394,734
HealthPartners Obligation Group
Series 2015
07/01/2033	5.000%	3,000,000	3,006,418
07/01/2035	4.000%	10,630,000	9,774,459
Total			110,307,057
Joint Power Authority 3.9%
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	251,978
10/01/2033	5.000%	250,000	251,844
Series 2014A
10/01/2035	5.000%	1,000,000	1,007,109
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2034	5.000%	210,000	213,920
01/01/2035	5.000%	170,000	173,272
01/01/2036	5.000%	180,000	182,821
01/01/2041	5.000%	400,000	396,159
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2035	5.000%	1,000,000	1,016,959
01/01/2041	5.000%	2,550,000	2,573,789
01/01/2046	5.000%	2,000,000	2,007,613
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2017A
01/01/2042	5.000%	1,000,000	1,024,908
Southern Minnesota Municipal Power Agency(d)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2026	0.000%	10,000,000	9,106,794
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2036	5.000%	1,000,000	1,011,008
Total			19,218,174
Local Appropriation 2.3%
Anoka-Hennepin Independent School District No. 11
Certificate of Participation
Series 2014A
02/01/2034	5.000%	1,700,000	1,703,130
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,010,104
02/01/2042	4.000%	5,250,000	4,439,438
St. Paul Independent School District No. 625
Certificate of Participation
Series 2019 (School District Credit Enhancement Program)
02/01/2037	4.000%	515,000	500,091
02/01/2039	3.000%	565,000	434,607
Series 2020C
02/01/2040	2.500%	4,285,000	2,977,598
Zumbro Education District
Certificate of Participation
Series 2021A
02/01/2041	4.000%	635,000	516,982
Total			11,581,950
Local General Obligation 21.6%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2045	3.000%	5,000,000	3,575,747
Becker Independent School District No. 726(d)
Unlimited General Obligation Bonds
Series 2022A
02/01/2037	0.000%	1,335,000	670,588
02/01/2038	0.000%	1,335,000	620,725
02/01/2039	0.000%	1,150,000	502,268

Columbia Minnesota Tax-Exempt Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Blooming Prairie Independent School District No. 756
Unlimited General Obligation Refunding Bonds
Series 2022A
02/01/2045	2.250%	1,375,000	813,584
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	9,477,764
Chisago Lakes Independent School District No. 2144
Unlimited General Obligation Bonds
Minnesota School District Credit Enhancement Program
Series 2017A
02/01/2030	4.000%	3,145,000	3,182,928
City of Elk River
Unlimited General Obligation Bonds
Series 2019A
12/01/2042	3.000%	1,755,000	1,300,053
City of Minneapolis
Unlimited General Obligation Bonds
Series 2022
12/01/2040	4.000%	4,440,000	4,145,970
City of Rosemount
Unlimited General Obligation Bonds
Series 2023A
02/01/2036	5.000%	1,575,000	1,685,452
Dilworth Glyndon Felton Independent School District No. 2164
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	3.000%	1,025,000	802,857
02/01/2040	3.000%	1,000,000	742,907
02/01/2041	3.000%	1,230,000	898,625
Duluth Independent School District No. 709(d)
Unlimited General Obligation Bonds
Series 2021C
02/01/2032	0.000%	1,080,000	704,479
02/01/2033	0.000%	1,075,000	662,569
Eden Prairie Independent School District No. 272
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2040	3.000%	3,000,000	2,285,167
Elk River Independent School District No. 728
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2034	2.000%	7,000,000	5,238,297
Gibbon Independent School District No. 2365
Unlimited General Obligation Bonds
Series 2023A
02/01/2048	5.000%	2,000,000	2,028,705
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hastings Independent School District No. 200(d)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	891,202
02/01/2033	0.000%	2,140,000	1,388,570
Hennepin County Regional Railroad Authority
Limited General Obligation Bonds
Series 2019A
12/01/2037	5.000%	2,685,000	2,773,943
12/01/2038	5.000%	3,965,000	4,082,625
Lac Qui Parle Valley Independent School District No. 2853
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.500%	2,525,000	1,749,508
Litchfield Independent School District No. 465
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	3.000%	2,260,000	1,766,192
MACCRAY Independent School District No. 2180
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	2.250%	2,525,000	1,752,572
02/01/2039	2.250%	2,580,000	1,753,156
Marshall Independent School District No. 413
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2039	3.000%	2,440,000	1,887,580
02/01/2040	3.000%	2,515,000	1,920,099
Metropolitan Council
Unlimited General Obligation Bonds
Minneapolis-Saint Paul Metropolitan Area
Series 2022
03/01/2042	4.000%	3,550,000	3,111,699
Monticello Independent School District No. 882
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2030	4.000%	1,000,000	1,000,341
Moorhead Independent School District No. 152
Unlimited General Obligation Bonds
Series 2020A
02/01/2041	3.000%	5,600,000	4,184,007
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	5,672,513
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Unlimited General Obligation Bonds
Series 2019A
02/01/2042	3.000%	7,050,000	5,124,467

6	Columbia Minnesota Tax-Exempt Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Norwood Young America Independent School District No. 108
Unlimited General Obligation Bonds
Series 2022A
02/01/2045	2.250%	1,600,000	907,896
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	4,502,467
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	9,360,856
Russell Tyler Ruthton Independent School District No. 2902
Unlimited General Obligation Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2035	3.000%	1,950,000	1,695,854
02/01/2036	3.000%	1,000,000	859,038
02/01/2037	3.000%	1,035,000	855,191
Sartell-St. Stephen Independent School District No. 748(d)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,060,184
02/01/2033	0.000%	2,585,000	1,662,234
02/01/2034	0.000%	1,500,000	915,036
Sauk Rapids-Rice Independent School District No. 47
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.625%	2,250,000	1,592,689
St. Francis Independent School District No. 15
Unlimited General Obligation Bonds
Series 2018A
02/01/2033	4.000%	450,000	449,890
Watertown-Mayer Independent School District No. 111(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2020A
02/01/2035	0.000%	2,420,000	1,390,511
02/01/2039	0.000%	2,175,000	954,181
Worthington Independent School District No. 518
Unlimited General Obligation Bonds
Series 2020A
02/01/2035	3.000%	700,000	613,138
02/01/2036	3.000%	470,000	400,590
02/01/2037	3.000%	500,000	418,442
02/01/2038	3.000%	1,000,000	806,847
02/01/2039	3.000%	1,000,000	795,908
Total			107,638,111
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 3.4%
Anoka Housing & Redevelopment Authority
Revenue Bonds
Woodland Park Apartments Project
Series 2011A
04/01/2027	5.000%	2,500,000	2,501,320
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,369,507
City of Minneapolis
Revenue Bonds
14th and Central Project
Series 2020A (FNMA)
02/01/2038	2.350%	4,662,517	3,242,331
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	2,913,786
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
848 Payne Ave. Apartments Green Bonds
Series 2020
06/01/2038	2.330%	4,977,232	3,504,061
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,190,351
Total			16,721,356
Municipal Power 1.0%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/2028	4.000%	950,000	951,755
Guam Power Authority(e)
Refunding Revenue Bonds
Series 2022A
10/01/2044	5.000%	3,000,000	2,769,263
Puerto Rico Electric Power Authority(e),(f)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	5,050,000	1,262,500
Total			4,983,518

Columbia Minnesota Tax-Exempt Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nursing Home 3.0%
City of Chatfield
Refunding Revenue Bonds
Chosen Valley Care Center
Series 2019
09/01/2044	5.000%	500,000	379,978
09/01/2052	5.000%	1,500,000	1,069,146
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	1,480,000	1,448,323
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	1,413,534
Duluth Economic Development Authority
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2031	4.000%	1,625,000	1,393,303
07/01/2041	4.000%	3,755,000	2,649,687
Housing & Redevelopment Authority of The City of St. Paul(c)
Refunding Revenue Bonds
Episcopal Homes Obligation Group
Series 2021
11/01/2042	4.000%	1,000,000	716,502
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	985,494
05/01/2048	5.125%	6,250,000	4,669,473
Total			14,725,440
Other Bond Issue 0.7%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	431,031
08/01/2033	3.000%	500,000	425,390
08/01/2034	3.125%	850,000	716,378
08/01/2035	3.125%	800,000	664,186
Series 2020A
12/01/2036	5.000%	1,580,000	1,459,695
Total			3,696,680
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Utility 1.0%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2031	4.000%	875,000	842,719
10/01/2032	4.000%	800,000	762,458
10/01/2033	4.000%	655,000	618,678
Series 2017B
10/01/2037	4.000%	800,000	696,794
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,089,822
St. Paul Port Authority(a)
Revenue Bonds
Series 2017-4
10/01/2040	4.000%	1,000,000	776,237
Total			4,786,708
Pool / Bond Bank 0.5%
Minnesota Rural Water Finance Authority, Inc.
Revenue Notes
Public Projects Construction
Series 2023
04/01/2025	4.375%	2,420,000	2,418,556
Refunded / Escrowed 2.4%
Centennial Independent School District No. 12(d)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,225,000	886,568
02/01/2033	0.000%	750,000	519,051
Goodhue County Education District No. 6051
Prerefunded 02/01/24 Certificate of Participation
Series 2014
02/01/2034	5.000%	1,200,000	1,202,865
02/01/2039	5.000%	1,300,000	1,303,104
Hermantown Independent School District No. 700
Prerefunded 02/01/24 Unlimited General Obligation Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2037	5.000%	4,740,000	4,750,847
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	2,530,576
11/15/2044	5.000%	1,000,000	1,012,230
Total			12,205,241

8	Columbia Minnesota Tax-Exempt Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 5.2%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2035	4.750%	1,000,000	819,368
11/01/2046	5.000%	1,500,000	1,127,686
City of Apple Valley
Refunding Revenue Bonds
Apple Valley Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	2,371,414
Revenue Bonds
Orchard Path Phase II Project
Series 2021
09/01/2051	4.000%	500,000	365,460
09/01/2061	4.000%	870,000	587,268
City of Cloquet
Refunding Revenue Bonds
HADC Cloquet LLC Project
Series 2021
08/01/2041	4.000%	500,000	346,501
08/01/2048	4.000%	500,000	313,068
City of Maple Plain
Revenue Bonds
Haven Homes, Inc. Project
Series 2019
07/01/2057	4.650%	1,250,000	878,918
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	794,677
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	4,085,304
10/01/2047	5.000%	2,000,000	1,743,067
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,102,626
08/01/2053	5.000%	600,000	422,848
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,400,000	1,675,589
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	1,508,447
09/01/2042	5.000%	875,000	709,851
City of St. Joseph
Revenue Bonds
Woodcrest of Country Manor Project
Series 2019
07/01/2055	5.000%	1,500,000	1,094,667
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	238,708
09/01/2037	4.250%	300,000	257,966
09/01/2042	5.000%	1,000,000	892,145
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2033	5.000%	150,000	147,604
08/01/2034	5.000%	125,000	122,147
08/01/2035	5.000%	140,000	135,637
08/01/2054	5.000%	1,625,000	1,395,980
Dakota County Community Development Agency(c)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,227,197
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2049	5.250%	2,000,000	1,588,996
Total			25,953,139
Sales Tax 1.3%
City of St. Paul
Revenue Bonds
Series 2014G
11/01/2032	5.000%	1,250,000	1,258,877
Commonwealth of Puerto Rico(d),(e)
Revenue Notes
Series 2022
11/01/2051	0.000%	1,161,264	587,890
Subordinated Series 2022
11/01/2043	0.000%	876,694	436,155
Puerto Rico Sales Tax Financing Corp.(d),(e)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	12,501,000	3,098,701

Columbia Minnesota Tax-Exempt Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Sales Tax Financing Corp.(e)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	873,008
Total			6,254,631
Single Family 4.8%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	80,000	79,700
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Series 2021D (GNMA)
07/01/2041	2.200%	1,680,000	1,079,025
Revenue Bonds
Mortgage-Backed Securities Pass-Through Program
Series 2019 (GNMA)
03/01/2049	3.450%	559,297	510,817
06/01/2049	3.150%	765,475	659,027
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	1,895,299	1,593,793
Series 2019F
07/01/2044	2.750%	1,385,000	1,136,034
Series 2020B (GNMA)
01/01/2044	2.800%	2,605,000	2,017,399
Series 2020E (GNMA)
07/01/2044	2.700%	1,295,000	987,587
Series 2021B (GNMA)
07/01/2046	2.450%	2,510,000	1,574,737
07/01/2051	2.500%	3,445,000	2,349,962
Social Bonds
Series 2021F
07/01/2046	2.400%	4,380,000	3,038,005
Series 2021H
01/01/2046	2.550%	2,715,000	1,745,052
Series 2022A (GNMA)
07/01/2042	2.750%	2,230,000	1,533,702
Series 2023B (GNMA)
07/01/2043	4.300%	2,900,000	2,613,758
Series 2023D (GNMA)
07/01/2043	4.500%	3,015,000	2,791,676
Total			23,710,274
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 5.2%
State of Minnesota
Unlimited General Obligation Bonds
Series 2018A
08/01/2033	5.000%	5,500,000	5,811,334
08/01/2038	5.000%	1,400,000	1,449,564
Series 2019A
08/01/2039	5.000%	2,000,000	2,081,314
Series 2021B
09/01/2040	2.000%	5,000,000	3,090,473
Series 2022
08/01/2041	5.000%	5,000,000	5,240,070
Series 2023A
08/01/2041	5.000%	2,000,000	2,127,256
Series 2023B
08/01/2043	4.000%	7,000,000	6,091,026
Total			25,891,037
Student Loan 0.6%
Minnesota Office of Higher Education(a)
Refunding Revenue Bonds
Series 2020
11/01/2038	2.650%	1,605,000	1,295,648
Supplemental Student Loan Program
Series 2023
11/01/2042	4.000%	2,300,000	1,956,377
Total			3,252,025
Total Municipal Bonds (Cost $585,994,747)			490,460,461

Money Market Funds 0.3%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.823%(g)	1,581,057	1,581,057
Total Money Market Funds (Cost $1,581,057)		1,581,057
Total Investments in Securities (Cost: $587,575,804)		492,041,518
Other Assets & Liabilities, Net		5,527,684
Net Assets		497,569,202

10	Columbia Minnesota Tax-Exempt Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2023.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2023, the total value of these securities amounted to $4,940,670, which represents 0.99% of total net assets.
(d)	Zero coupon bond.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2023, the total value of these securities amounted to $9,027,517, which represents 1.81% of total net assets.
(f)	Represents a security in default.
(g)	The rate shown is the seven-day current annualized yield at October 31, 2023.
Abbreviation Legend
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Minnesota Tax-Exempt Fund | First Quarter Report 2023	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT199_07_N01_(12/23)